Equity-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
8. EQUITY-BASED COMPENSATION
The Company may from
time-to-time
grant equity-based compensation awards in the form of RSUs and Blue Owl Operating Group Units, to its management, employees and the independent members of the Board under the terms of the 2021 Omnibus Equity Incentive Plan (“2021 Equity Incentive Plan”). The total number of Class A Shares and Blue Owl Operating Group Units, collectively, that may be issued under the 2021 Equity Incentive Plan is 101,230,522, of which 92,180,522 remain available as of June 30, 2021. To the extent that an award expires or is canceled, forfeited, terminated, surrendered or exchanged, the unissued awards will again be available for grant under the 2021 Equity Incentive Plan.
In addition, the Company granted Common Units and Seller Earnout Units in connection with the Business Combination, which grants were not made under the 2021 Equity Incentive Plan. A portion of these Common Units and Seller Earnout Units were considered equity-based compensation grants and a portion were considered consideration related to the Dyal Acquisition. The portion considered equity-based compensation is included in the disclosures below.
The table below presents information regarding equity-based compensation expense included within compensation and benefits in the Company’s consolidated and combined statements of operations. As of June 30, 2021, no RSUs have been settled in cash or Class A Shares.

	Three Months Ended June 30,		Six Months Ended June 30,
(dollars in thousands)	2021	2020	2021	2020
Common Units	$1,121,139	$—	$1,121,139	$—
Seller Earnout Units	37,458	—	37,458	—

Equity-Based Compensation Expense	$1,158,597	$—	$1,158,597	$—

Corresponding tax benefit	$—	$—	$—	$—

The table below presents activity related to the Company’s unvested equity-based compensation awards for the six months ended June 30, 2021. Common Units and Seller Earnout Units recorded as consideration related to the Dyal Acquisition are not included in these tables, as such units are not accounted for as equity-based compensation expense.

	Common Units		Seller Earnout Units		Equity-Classified RSUs
	Unvested	Weighted-Average Grant Date Fair Value Per Unit	Unvested	Weighted-Average Grant Date Fair Value Per Unit	Unvested	Weighted-Average Grant Date Fair Value Per Unit
December 31, 2020	—	$—	—	$—	—	$—
Granted	132,808,673	9.00	11,608,004	5.43	9,050,000	10.00
Vested	(132,808,673)	9.00	—	—	(9,050,000)	10.00

June 30, 2021	—	$—	11,608,004	$5.43	—	$—

Common Units
Prior to the Business Combination, certain members of Dyal Capital were entitled to receive rights to distributions of certain future profits (the “Profit Interest Units”) that were subject to certain forfeiture conditions that would have lapsed in four equal annual installments beginning on November 3, 2027. In connection with the Business Combination, the forfeiture conditions of the Profit Interest Units were modified to eliminate any future service requirements. The Profit Interest Units were replaced with Common Units on the Business Combination Date. The Company recognized a one-time
non-cash
equity-based compensation expense of $1.1 billion related to the replacement award, which represents the fair value under GAAP of the replacement awards (excluding the portion attributable to the Profit Interest Units prior to the Business Combination, which was included as equity consideration in Note 3). The fair value of the Common Units replacement award for GAAP purposes was determined based on the share price of the Company on the transaction date with the application of a 10% discount for lack of marketability calculated using an option pricing model with the following assumptions: volatility of 20% and a risk-free rate of 0.9%.
Seller Earnout Units
In connection with the Business Combination, the Company granted Seller Earnout Units to certain pre-Business
Combination owners that are also ongoing members of management, which grants were accounted for as equity-
based compensation. Half of the Seller Earnout Units presented in the table above relate to Series
E-1
and half relate to the Series
E-2.
A portion of the Seller Earnout Units were immediately vested upon grant on the Business Combination Date. As of June 30, 2021, there was $25.6 million remaining of unrecognized compensation expense related to the Seller Earnout Units, with a remaining weighted average amortization period of 3.2 years. As of June 30, 2021, the Triggering Events had not yet been met with respect to the Series
E-1
or Series
E-2,
and therefore all of such units are presented as unvested in the table above. In July 2021, a Triggering Event occurred with respect to the Series
E-1
units. See Note 14 for additional information. The fair value of the Seller Earnout Units was determined using the Monte Carlo simulation valuation model, with the following assumptions: volatility of 22%, risk-free rate of 0.9%, discount for lack of marketability of 12% and expected holding period of approximately 3 years.
RSUs
On September 15, 2020, the Company issued an award that was based on the fair value of Owl Rock and that was fully vested upon issuance. The original terms of the award required cash settlement at a future date and was, therefore, classified as a liability that was remeasured to its settlement value at each reporting period. The Company recorded compensation expense of $90.5 million in 2020 related to the award. Prior to and contingent on the close of the Business Combination, the Company modified this award to be settled in 9,050,000 RSUs that were immediately vested but would be settled in Class A Shares in future years. The modification did not result in any incremental compensation expense, as the value immediately prior to modification was greater than the value immediately following the modification. Accordingly, the Company reclassified the existing liability of $90.5 million to equity on the Business Combination Date.